Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP Hourly DPS Plan
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The fair values of the Plan’s investments by asset category as of December 31, 2025 were as follows (in thousands of dollars):

	Level 1	Level 2	Totals
Master Trust
Altria Stock	$1,456,731	$—	$1,456,731
Registered investment companies	651,804	—	651,804
Government securities	—	137,213	137,213
Other	15,030	1,115	16,145

	$2,123,565	$138,328	2,261,893
Investments measured at NAV as a practical expedient for fair value:
Collective investment funds			2,688,978

Total Master Trust investments at fair value			$4,950,871
The fair values of the Plan’s investments by asset category as of December 31, 2024 were as follows (in thousands of dollars):

	Level 1	Level 2	Totals
Master Trust A
Registered investment companies	$554,006	$—	$554,006
Government securities	—	115,076	115,076
Other	—	9,038	9,038

	$554,006	$124,114	678,120
Investments measured at NAV as a practical expedient for fair value:
Collective investment funds			2,396,791
		`
Total Master Trust A investments at fair value			$3,074,911

Master Trust B
Altria Stock	$1,357,609	$—	$1,357,609

Total Master Trust B investments at fair value	$1,357,609	$—	$1,357,609
The following table summarizes additional disclosures related to investments measured at NAV as a practical expedient to estimate fair value as of December 31, 2025 and 2024 (in thousands of dollars):

	Fair Value
Collective Investment Funds	2025	2024	Redemption Frequency	Redemption Notice Period
U.S. equity index	$1,932,637	$1,762,919	Daily	None
International equity index	$362,459	$276,084	Daily	None
U.S. fixed income	$393,882	$357,788	Daily	None